Prospectus Supplement
dated January 11, 1999 to:

PUTNAM VARIABLE TRUST (THE "TRUST")                    49430 1/99
Prospectuses dated April 30, 1998 and April 30, 1998, as revised
July 2, 1998

1. In the section entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund and Putnam VT Vista Fund is replaced with the following:

                                    BUSINESS EXPERIENCE
                           YEAR    (AT LEAST 5 YEARS)
                           ----    -----------------------------

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

Edward P. Bousa            1998     Employed as an investment
                                    professional Senior Vice President by
                                    Putnam Management since 1992.

James M. Prusko            1998     Employed as an investment
                                    professional Senior Vice President by
                                    Putnam Management since 1992.

David L. Waldman           1998     Employed as an investment
                                    professional Managing Director by
                                    Putnam Management since 1997.
                                    Prior to June 1997, Mr. Waldman was
                                    a Senior Portfolio Manager at Lazard
                                    Freres, and prior to April 1995 held
                                    various titles at Goldman Sachs including
                                    Analyst, Associate, Portfolio Manager
                                    and Vice President.

Krishna K. Memani          1999     Employed as an investment
                                    professional Managing Director by
                                    Putnam Management since 1998.  Prior
                                    to September 1998, Mr. Memani
                                    was a Principal at Morgan Stanley & Co.

PUTNAM VT GLOBAL
 GROWTH FUND

Robert Swift               1996     Employed as an investment professional
                                    Senior Managing Director by Putnam
                                    Management since 1995.  Prior
                                    to August, 1995, Mr. Swift
                                    was Director and Senior Portfolio Manager at IAI International/Hill Samuel
                                    Investment Advisors.

Kelly A. Morgan            1997     Employed as an investment
                                    professional Senior Vice President by
                                    Putnam Management since 1996.  Prior
                                    to December, 1996, Ms. Morgan
                                    was a Senior Vice President
                                    at Alliance Capital Management L.P.

David J. Santos            1999     Employed as an investment professional
                                    Senior Vice President by Putnam
                                    Management since 1986.

Lisa Svensson              1998     Employed as an investment
                                    professional Senior Vice President by
                                    Putnam Management since 1994. Prior
                                    to July, 1994, Ms. Svensson
                                    was a Securitites Analyst at
                                    Lord Abbett & Co.

Manuel Weiss               1998     Employed as an investment
                                    professional Senior Vice President by
                                    Putnam Management since 1987.

Olivier Rudigoz            1998     Employed as an investment
                                    professional Vice President by
                                    Putnam Management since July, 1998.
                                    Prior to April, 1998, Mr.
                                    Rudigoz was a Portfolio
                                    Manager at Paribas Asset
                                    Management.

PUTNAM VT VISTA FUND

Eric Wetlaufer             1997     Employed as an investment
                                    professional Managing Director by
                                    Putnam Management since 1997.  Prior
                                    to November 1997, Mr. Wetlaufer was
                                    employed as a Managing Director and
                                    Portfolio Manager at Cadence Capital
                                    Management.

Anthony C. Santosus        1996     Employed as an investment
                                    professional Senior Vice President by
                                    Putnam Management since 1985.

Margery C. Parker          1998     Employed as an investment
                                    professional Senior Vice President by
                                    Putnam Management since 1997.
                                    Prior to December 1997, Ms. Parker was
                                    a Vice President and Portfolio Manager
                                    at Keystone Investments.

Dana Clark                 1999     Employed as an investment
                                    professional Vice President by Putnam
                                    Management since 1987.
2. Effective January 11, 1998, the following text will follow the penultimate paragraph of the section entitled "Putnam VT
  International New Opportunities Fund"

The fund may enter into other types of "over-the-counter" transactions with broker-dealers or other financial institutions such as "swap" contracts, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same times, or at the same prices, as if it had purchased comparable publicly traded securities.